Leases - Detailed Information about in Right of Use Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets [line items]
Right-of-use assets at beginning of period	¥ 3,076	¥ 3,520
Charge for the year	1,411	1,518
Right-of-use assets at end of period	2,518	3,076
Cost [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	5,432	4,688
Additions	973	1,158
Deductions	(1,033)	(414)
Right-of-use assets at end of period	5,372	5,432
Accumulated depreciation [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	(2,356)	(1,168)
Charge for the year	(1,411)	(1,518)
Deductions	913	330
Right-of-use assets at end of period	(2,854)	(2,356)
Buildings [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	3,075	3,519
Right-of-use assets at end of period	2,517	3,075
Buildings [member] | Cost [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	5,430	4,686
Additions	972	1,157
Deductions	(1,032)	(413)
Right-of-use assets at end of period	5,370	5,430
Buildings [member] | Accumulated depreciation [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	(2,355)	(1,167)
Charge for the year	(1,410)	(1,517)
Deductions	912	329
Right-of-use assets at end of period	(2,853)	(2,355)
Other assets [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	1	1
Right-of-use assets at end of period	1	1
Other assets [member] | Cost [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	2	2
Additions	1	1
Deductions	(1)	(1)
Right-of-use assets at end of period	2	2
Other assets [member] | Accumulated depreciation [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	(1)	(1)
Charge for the year	(1)	(1)
Deductions	1	1
Right-of-use assets at end of period	¥ (1)	¥ (1)